Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net loss	$ (7,081,647)	$ (9,924,859)	$ (18,331,208)
Adjustments to reconcile net (loss) to net cash (used in) provided by operating activities:
Provision for losses on accounts receivable and other current assets	645,493	5,541,717	13,521,182
Provision for obsolete inventories	63,716	(82,255)	5,629
Depreciation	7,235,797	3,704,818	3,206,568
Amortization of intangible assets and other asset			273,076
Amortization of convertible note discount			558,690
Loss (gain) on sale of property and equipment	3,001,559	(655,907)	435,767
Impairment of property and equipment	1,468,014
Loss from disposal of inventories			128,983
Stock-based payments for consulting services	23,100	187,390	445,749
Stock-based compensation to employees		2,950,070	298,091
Impairment on cryptocurrencies	1,517,172	493,617
(Gain) on sales of cryptocurrencies	(679,111)	(410,979)
(Gain) on disposal of subsidiaries	(3,106,798)
Loss on long-term investment	261,397	814,440
Changes in operating assets and liabilities:
Increase in accounts receivable	(3,964,973)	(907,826)	(3,033,406)
Decrease (increase) in accounts receivable from related parties	238,806	515,334	(292,230)
Decrease in accounts payable from related party		(70,525)
Decrease in inventories	101,792	165,566	59,002
Cryptocurrencies - mining and purchases	(5,026,628)	(5,455,345)
Decrease in other non-current assets	967,407	1,885,104
(Increase) decrease in other receivables and prepaid expenses	(183,808)		2,054,954
Decrease (increase) in advances to suppliers	656,158	(6,719,399)	(2,643,860)
Increase in amounts due to/from related parties		(827,901)
Increase (decrease) in other payables and accrued expenses	798,636	(2,263,237)	691,846
Increase (decrease) in advances from customers	235,823	48,301	(126,515)
(Decrease) increase in advances from related parties	(17,192)	(22,705)	10,247
Increase in payroll payable and benefits	177,953	231,673
(Decrease) increase in lease liability	(84,161)	91,586
(Decrease) increase in accounts payable	(5,986,490)	(5,812,529)	1,025,912
(Decrease) increase in income tax payable	(297,890)	374,353	(71,316)
Net cash (used in) operating activities	(9,035,875)	(16,149,498)	(1,782,839)
INVESTING ACTIVITIES
Proceeds from sales of cryptocurrencies	5,017,732	4,543,543
Proceeds from sales of property and equipment	1,082,272		25,697
Purchases of property, equipment and software	(1,793,342)	(11,293,962)	(1,668,363)
Acquisition of cash in connection with a business acquisition	3,895	7,545
Consideration paid for acquisition		(7,257,394)
Disbursement of loan receivable - related party			(90,977)
Net cash provided by (used in) investing activities	4,310,557	(14,000,268)	(1,733,643)
FINANCING ACTIVITIES
Proceeds from borrowings under short-term loans	7,441,600	11,937,002	6,285,837
Borrowings from related parties		3,100,520
Repayment of short-term loans	(7,418,884)	(10,332,736)	(7,052,014)
Proceeds from issuance of convertible note, net of debt issuance costs			2,687,387
Proceeds from issuance of ordinary shares in connection with Private placement net of offering costs		28,323,371	1,151,738
Net cash provided by financing activities	22,716	33,028,157	3,072,948
Effect of exchange rate changes on cash and cash equivalents	1,194,576	555,961	20,782
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(3,508,026)	3,434,352	(422,752)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING	4,531,266	1,096,914	1,519,666
CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH, ENDING	1,023,240	4,531,266	1,096,914
Cash paid during the year
Income taxes	69,869
Interest		454,261	$ 357,092
Reconciliation to amounts on consolidated balance sheets
Cash and cash equivalents from continuing operations	1,014,591	4,525,352
Cash and cash equivalents from discontinued operations	8,649	5,914
Total cash, cash equivalents, and restricted cash	$ 1,023,240	$ 4,531,266